UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Bond Fund, Inc.

Portfolio of Investments

June 30, 2016 (unaudited)

Company	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 42.0%
Australia - 2.3%
Australia Government Bond
Series 142
4.25%, 4/21/26 (a)	AUD	129,015	$115,535,132
Series 144
3.75%, 4/21/37 (a)		8,750	7,752,577

			123,287,709

Belgium - 0.6%
Belgium Government Bond
Series 61
4.25%, 9/28/21 (a)	EUR	15,455	21,375,420
Series 71
3.75%, 6/22/45 (a)		2,300	4,383,862
Series 75
1.00%, 6/22/31 (a)		7,115	8,408,013

			34,167,295

Canada - 0.3%
Canadian Government Bond
2.25%, 6/01/25	CAD	20,585	17,699,483

Colombia - 0.5%
Colombian TES
Series B
7.00%, 5/04/22	COP	50,205,000	17,150,958
7.75%, 9/18/30		19,973,500	6,885,907

			24,036,865

France - 1.2%
France Government Bond OAT
0.50%, 5/25/25 (a)	EUR	46,905	54,013,653
2.50%, 5/25/30 (a)		7,825	11,111,713

			65,125,366

Germany - 2.2%
Bundesrepublik Deutschland
2.50%, 7/04/44 (a)		44,610	77,996,718
Series 00
5.50%, 1/04/31 (a)		12,025	23,961,781
6.25%, 1/04/30 (a)		7,970	16,465,520

			118,424,019

Greece - 0.0%
Hellenic Republic Government Bond
4.75%, 4/17/19 (a)		1,791	1,791,032

Italy - 6.2%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		74,000	85,851,621
3.25%, 9/01/46 (a)		15,470	20,627,768
3.75%, 5/01/21		27,335	35,275,134

Company	Principal Amount (000)		U.S. $ Value
4.00%, 9/01/20	EUR	1,870	2,404,364
4.25%, 9/01/19		6,710	8,432,329
4.75%, 5/01/17		4,755	5,493,761
5.50%, 11/01/22		127,805	184,214,423

			342,299,400

Japan - 4.7%
Japan Government Ten Year Bond
Series 342
0.10%, 3/20/26	JPY	1,086,000	10,873,987
Japan Government Thirty Year Bond
Series 44
1.70%, 9/20/44		713,200	9,886,658
Series 49
1.40%, 12/20/45		5,647,300	74,412,673
Japan Government Twenty Year Bond
Series 150
1.40%, 9/20/34		6,281,600	76,061,103
Japan Government Two Year Bond
Series 346
0.10%, 11/15/16		9,023,200	87,497,909

			258,732,330

Mexico - 3.8%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	670,130	36,352,634
6.50%, 6/10/21		1,391,025	79,510,186
8.00%, 6/11/20		1,296,690	77,689,267
Series M 20
10.00%, 12/05/24		231,766	16,254,957

			209,807,044

Netherlands - 2.1%
Netherlands Government Bond
0.25%, 7/15/25 (a)	EUR	86,808	98,794,289
2.75%, 1/15/47 (a)		8,750	15,884,129

			114,678,418

Portugal - 1.2%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25 (a)		31,304	34,661,254
4.80%, 6/15/20 (a)		26,375	32,813,333

			67,474,587

Singapore - 0.5%
Singapore Government Bond
3.00%, 9/01/24	SGD	36,000	29,115,879

Spain - 1.1%
Spain Government Bond
2.15%, 10/31/25 (a)	EUR	9,205	11,096,201
4.20%, 1/31/37 (a)		7,800	11,854,807
4.70%, 7/30/41 (a)		21,779	35,966,785

			58,917,793

Company	Principal Amount (000)		U.S. $ Value
Sweden - 0.2%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	75,000	10,868,604

Turkey - 0.2%
Turkey Government Bond
9.40%, 7/08/20	TRY	35,600	12,617,487

United Kingdom - 5.0%
United Kingdom Gilt
1.75%, 9/07/22 (a)	GBP	91,630	130,913,987
2.00%, 9/07/25 (a)		12,365	18,031,276
2.25%, 9/07/23 (a)		17,930	26,464,049
2.50%, 7/22/65 (a)		10,510	18,825,479
3.25%, 1/22/44 (a)		1,300	2,308,707
4.25%, 12/07/40 (a)		39,300	79,057,393

			275,600,891

United States - 9.9%
U.S. Treasury Bonds
2.875%, 5/15/43 (b)	U.S.$	25,920	29,146,832
3.00%, 11/15/44-11/15/45		61,885	71,157,405
3.125%, 8/15/44		325	382,560
3.625%, 8/15/43-2/15/44		34,530	44,549,999
4.625%, 2/15/40		10,240	15,053,199
U.S. Treasury Notes
1.375%, 4/30/20 (c)		44,350	45,185,022
1.375%, 9/30/20-10/31/20		58,620	59,684,681
1.625%, 11/30/20-5/15/26		128,460	130,948,176
1.875%, 8/31/22-10/31/22		79,955	83,092,072
2.00%, 11/30/22		18,045	18,885,933
2.25%, 3/31/21 (b)		44,059	46,621,648
2.25%, 11/15/25		1,770	1,888,369

			546,595,896

Total Governments - Treasuries (cost $2,168,978,420)			2,311,240,098

CORPORATES - INVESTMENT GRADE - 20.0%
Industrial - 12.4%
Basic - 0.9%
Agrium, Inc.
3.375%, 3/15/25		105	106,807
Barrick Gold Corp.
4.10%, 5/01/23		78	82,279
Barrick North America Finance LLC
4.40%, 5/30/21		3,374	3,632,820
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21		15	15,854
6.42%, 3/01/26		147	180,659

Company	Principal Amount (000)		U.S. $ Value
Braskem Finance Ltd.
6.45%, 2/03/24	U.S.$	6,485	6,550,498
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24		270	281,136
CF Industries, Inc.
4.95%, 6/01/43		60	55,172
7.125%, 5/01/20		125	144,225
Dow Chemical Co. (The)
7.375%, 11/01/29		180	241,340
8.55%, 5/15/19		3,000	3,561,105
Eastman Chemical Co.
3.80%, 3/15/25		200	211,376
Georgia-Pacific LLC
5.40%, 11/01/20 (a)		167	189,146
Glencore Finance Europe SA
3.375%, 9/30/20 (a)	EUR	1,555	1,757,500
Glencore Funding LLC
2.125%, 4/16/18 (a)	U.S.$	2,939	2,865,525
4.00%, 4/16/25 (a)		4,075	3,606,375
4.125%, 5/30/23 (a)		65	59,800
LyondellBasell Industries NV
5.75%, 4/15/24		4,900	5,832,014
Minsur SA
6.25%, 2/07/24 (a)		1,907	1,868,446
Monsanto Co.
3.375%, 7/15/24		285	293,595
3.95%, 4/15/45		115	106,464
Mosaic Co. (The)
5.625%, 11/15/43		3,238	3,591,344
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25 (d)		8,388	8,774,863
Rio Tinto Finance USA PLC
3.50%, 3/22/22		260	273,607
Vale Overseas Ltd.
5.875%, 6/10/21		4,746	4,751,932
6.875%, 11/21/36		121	110,110
Weyerhaeuser Co.
4.625%, 9/15/23		165	183,868

			49,327,860

Capital Goods - 0.3%
General Electric Co.
4.65%, 10/17/21		197	225,599
5.875%, 1/14/38		69	93,320
Series D
5.00%, 1/21/21 (e)		3,300	3,501,300
Series G
6.875%, 1/10/39		175	264,154
Owens Corning
6.50%, 12/01/16 (f)		169	171,384
7.00%, 12/01/36 (f)		85	103,704
Republic Services, Inc.
5.25%, 11/15/21		6,898	7,972,350
5.50%, 9/15/19		15	16,750

Company	Principal Amount (000)		U.S. $ Value
Yamana Gold, Inc.
4.95%, 7/15/24	U.S.$	3,336	3,281,957

			15,630,518

Communications - Media - 1.4%
21st Century Fox America, Inc.
3.00%, 9/15/22		1,768	1,841,395
4.75%, 9/15/44		65	72,013
4.95%, 10/15/45		65	74,011
CBS Corp.
3.375%, 3/01/22		80	83,362
3.50%, 1/15/25		5,450	5,603,619
4.90%, 8/15/44		100	101,412
5.75%, 4/15/20		208	236,497
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20 (a)		4,300	4,495,409
4.908%, 7/23/25 (a)		13,190	14,420,653
6.484%, 10/23/45 (a)		300	358,206
Comcast Corp.
4.25%, 1/15/33		350	386,178
5.15%, 3/01/20		270	305,114
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,794	2,692,662
4.50%, 6/30/43 (a)		160	139,525
Discovery Communications LLC
3.45%, 3/15/25		3,787	3,705,174
4.875%, 4/01/43		130	117,279
Grupo Televisa SAB
4.625%, 1/30/26		200	215,918
Moody’s Corp.
2.75%, 7/15/19		173	178,418
Myriad International Holdings BV
6.00%, 7/18/20 (a)		5,287	5,768,519
Omnicom Group, Inc.
3.60%, 4/15/26		201	211,699
RELX Capital, Inc.
8.625%, 1/15/19		30	34,600
S&P Global, Inc.
4.40%, 2/15/26		7,550	8,473,750
Sky Group Finance PLC
5.75%, 10/20/17 (a)	GBP	3,977	5,595,398
Time Warner Cable, Inc.
4.50%, 9/15/42	U.S.$	100	93,145
5.25%, 7/15/42	GBP	1,600	2,230,161
6.55%, 5/01/37	U.S.$	105	122,347
Time Warner, Inc.
3.55%, 6/01/24		6,274	6,665,472
3.60%, 7/15/25		4,350	4,602,931
7.625%, 4/15/31		1,826	2,504,604
Viacom, Inc.
3.875%, 12/15/21-4/01/24		3,637	3,705,130
5.25%, 4/01/44		58	54,351
5.625%, 9/15/19		10	11,023

Company	Principal Amount (000)		U.S. $ Value
Walt Disney Co. (The)
Series E
4.125%, 12/01/41	U.S.$	240	273,451

			75,373,426

Communications - Telecommunications - 1.6%
America Movil SAB de CV
4.375%, 7/16/42		200	202,120
American Tower Corp.
4.70%, 3/15/22		4,000	4,414,104
5.05%, 9/01/20		5,080	5,648,604
AT&T, Inc.
3.00%, 6/30/22		410	419,870
3.40%, 5/15/25		780	797,868
3.60%, 2/17/23		12,675	13,222,294
3.80%, 3/15/22		1,358	1,442,635
3.95%, 1/15/25		6,100	6,483,959
4.45%, 5/15/21-4/01/24		9,374	10,296,450
4.75%, 5/15/46		105	107,612
4.875%, 6/01/44	GBP	1,700	2,673,203
5.15%, 3/15/42	U.S.$	125	134,870
5.80%, 2/15/19		2,937	3,255,239
6.45%, 6/15/34		120	143,767
Bell Canada
5.00%, 2/15/17 (a)	CAD	5,900	4,669,538
British Telecommunications PLC
9.375%, 12/15/30 (g)	U.S.$	3,157	4,863,930
Deutsche Telekom International Finance BV
4.25%, 7/13/22 (a)	EUR	7,015	9,601,486
8.75%, 6/15/30 (f)	U.S.$	100	150,589
Empresa Nacional de Telecomunicaciones SA
4.875%, 10/30/24 (a)		4,969	5,062,427
Orange SA
5.375%, 1/13/42		95	118,388
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	5,000	4,229,382
Telefonica Emisiones SAU
7.045%, 6/20/36	U.S.$	95	121,371
Verizon Communications, Inc.
3.85%, 11/01/42		255	239,817
4.272%, 1/15/36		7,365	7,537,429
4.862%, 8/21/46		3,595	3,929,648
Vodafone Group PLC
4.375%, 2/19/43		110	103,712
6.15%, 2/27/37		30	34,804

			89,905,116

Consumer Cyclical - Automotive - 0.7%
BMW US Capital LLC
2.00%, 4/11/21 (a)		515	521,679
Ford Motor Credit Co. LLC
2.597%, 11/04/19		11,013	11,261,475
3.336%, 3/18/21		200	207,425
5.00%, 5/15/18		5,405	5,726,781
5.875%, 8/02/21		3,914	4,489,006

Company	Principal Amount (000)		U.S. $ Value
General Motors Co.
3.50%, 10/02/18	U.S.$	245	252,246
4.875%, 10/02/23		295	314,040
General Motors Financial Co., Inc.
3.25%, 5/15/18		11,210	11,442,361
4.00%, 1/15/25		124	125,464
4.30%, 7/13/25		150	153,898
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)		4,000	4,415,268

			38,909,643

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
2.50%, 3/01/18		40	40,417
4.25%, 3/01/22		3,300	3,500,620

			3,541,037

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
2.10%, 12/07/18		71	72,659

Consumer Cyclical - Retailers - 0.3%
Advance Auto Parts, Inc.
4.50%, 12/01/23		210	225,559
CVS Health Corp.
5.125%, 7/20/45		170	210,898
Dollar General Corp.
4.15%, 11/01/25		186	204,358
Home Depot, Inc. (The)
5.40%, 9/15/40		205	266,644
Kohl’s Corp.
5.55%, 7/17/45		6,265	5,834,933
Lowe’s Cos., Inc.
3.70%, 4/15/46		260	267,328
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		353	362,920
Wal-Mart Stores, Inc.
5.25%, 9/01/35		210	275,855
Walgreens Boots Alliance, Inc.
3.10%, 6/01/23		210	213,888
3.30%, 11/18/21		9,079	9,520,602

			17,382,985

Consumer Non-Cyclical - 2.9%
Abbott Laboratories
6.15%, 11/30/37		200	263,553
AbbVie, Inc.
1.75%, 11/06/17		410	412,421
2.50%, 5/14/20		2,867	2,931,000
2.90%, 11/06/22		300	305,886
3.60%, 5/14/25		8,360	8,759,859
4.70%, 5/14/45		100	105,755
Actavis Funding SCS
3.00%, 3/12/20		385	397,062
3.80%, 3/15/25		5,434	5,661,293
Agilent Technologies, Inc.
5.00%, 7/15/20		1,040	1,146,388

Company	Principal Amount (000)		U.S. $ Value
Ahold Finance USA LLC
6.875%, 5/01/29	U.S.$	5,029	6,652,165
Altria Group, Inc.
2.625%, 1/14/20		7,700	8,004,504
2.85%, 8/09/22		390	408,497
9.25%, 8/06/19		400	493,131
Amgen, Inc.
4.40%, 5/01/45		315	327,241
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/01/19		305	310,179
3.30%, 2/01/23		573	603,753
3.65%, 2/01/26		195	208,893
4.00%, 1/17/43		140	144,254
4.70%, 2/01/36		400	449,491
Baxalta, Inc.
5.25%, 6/23/45		4,300	4,663,892
Becton Dickinson and Co.
2.675%, 12/15/19		3,152	3,241,933
3.734%, 12/15/24		2,281	2,456,961
Biogen, Inc.
2.90%, 9/15/20		4,150	4,324,952
3.625%, 9/15/22		153	162,411
4.05%, 9/15/25		150	161,468
Bunge Ltd. Finance Corp.
3.50%, 11/24/20		174	182,390
8.50%, 6/15/19		9,015	10,541,005
Celgene Corp.
3.625%, 5/15/24		190	197,876
3.875%, 8/15/25		150	160,000
Coca-Cola Co. (The)
1.375%, 5/30/19		218	220,346
ConAgra Foods, Inc.
1.90%, 1/25/18		480	483,794
Eli Lilly & Co.
5.55%, 3/15/37		61	80,422
Express Scripts Holding Co.
4.75%, 11/15/21		140	157,032
Forest Laboratories LLC
4.375%, 2/01/19 (a)		230	242,591
Gilead Sciences, Inc.
1.85%, 9/04/18		395	402,005
3.65%, 3/01/26		4,263	4,638,903
4.60%, 9/01/35		210	233,498
GlaxoSmithKline Capital, Inc.
4.20%, 3/18/43		240	271,215
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		275	286,177
Imperial Brands Finance PLC
2.95%, 7/21/20 (a)		250	257,445
JM Smucker Co. (The)
2.50%, 3/15/20		91	93,854
3.00%, 3/15/22		155	162,756
Johnson & Johnson
4.50%, 12/05/43		255	318,905
Kimberly-Clark Corp.
6.625%, 8/01/37		185	273,984
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)		6,300	6,542,178
3.50%, 6/06/22		435	462,630
3.50%, 7/15/22 (a)		5,351	5,683,088

Company	Principal Amount (000)		U.S. $ Value
Laboratory Corp. of America Holdings
2.20%, 8/23/17	U.S.$	1,604	1,615,361
3.60%, 2/01/25		100	103,795
Leisureworld Senior Care LP
Series B
3.474%, 2/03/21	CAD	7,675	6,279,486
Medco Health Solutions, Inc.
7.125%, 3/15/18	U.S.$	355	387,576
Medtronic, Inc.
2.50%, 3/15/20		5,079	5,267,497
3.15%, 3/15/22		300	320,151
Merck & Co., Inc.
4.15%, 5/18/43		230	257,645
Molson Coors Brewing Co.
4.20%, 7/15/46		265	266,133
Mylan NV
3.15%, 6/15/21 (a)		9,784	9,924,381
3.75%, 12/15/20 (a)		245	255,431
Newell Brands, Inc.
3.15%, 4/01/21		8,885	9,256,233
3.85%, 4/01/23		3,831	4,063,423
Omega Healthcare Investors, Inc.
4.37%, 8/01/23		215	214,439
PepsiCo, Inc.
1.50%, 2/22/19		300	304,213
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		826	850,066
Philip Morris International, Inc.
2.125%, 5/10/23		6,835	6,860,454
Procter & Gamble Co. (The)
5.80%, 8/15/34		195	269,996
Reynolds American, Inc.
3.25%, 6/12/20		84	88,795
4.45%, 6/12/25		8,300	9,295,485
5.85%, 8/15/45		2,887	3,688,809
Stryker Corp.
2.625%, 3/15/21		68	70,284
Thermo Fisher Scientific, Inc.
3.00%, 4/15/23		7,425	7,579,975
Tyson Foods, Inc.
2.65%, 8/15/19		49	50,340
3.95%, 8/15/24		5,381	5,808,494
4.50%, 6/15/22		16	17,825
Unilever Capital Corp.
5.90%, 11/15/32		195	273,679
Whole Foods Market, Inc.
5.20%, 12/03/25 (a)		100	107,819
Wyeth LLC
5.95%, 4/01/37		200	266,301
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		205	207,489
3.55%, 4/01/25		330	340,132

			158,780,743

Company	Principal Amount (000)		U.S. $ Value
Energy - 2.3%
Anadarko Finance Co.
Series B
7.50%, 5/01/31	U.S.$	50	59,863
Anadarko Petroleum Corp.
6.20%, 3/15/40		115	128,925
Apache Corp.
6.90%, 9/15/18		2,700	2,957,286
Boardwalk Pipelines LP
4.95%, 12/15/24		100	98,358
Canadian Natural Resources Ltd.
3.90%, 2/01/25		140	138,646
Cimarex Energy Co.
4.375%, 6/01/24		1,220	1,275,808
ConocoPhillips
5.75%, 2/01/19		11,445	12,591,354
ConocoPhillips Co.
5.95%, 3/15/46		270	335,945
Devon Energy Corp.
3.25%, 5/15/22		270	261,845
Enbridge Energy Partners LP
4.375%, 10/15/20		100	103,098
Encana Corp.
3.90%, 11/15/21		170	164,858
Energy Transfer Partners LP
3.60%, 2/01/23		135	129,363
4.65%, 6/01/21		2,850	2,942,577
4.90%, 2/01/24		2,700	2,760,410
EnLink Midstream Partners LP
4.15%, 6/01/25		10,425	9,607,805
5.05%, 4/01/45		120	98,053
Enterprise Products Operating LLC
2.85%, 4/15/21		4,950	5,114,355
4.90%, 5/15/46		105	113,119
5.10%, 2/15/45		7,460	8,164,328
5.20%, 9/01/20		355	399,405
Halliburton Co.
3.50%, 8/01/23		127	131,732
3.80%, 11/15/25		180	188,001
5.00%, 11/15/45		5,580	6,137,347
Hess Corp.
7.875%, 10/01/29		160	190,562
8.125%, 2/15/19		6,125	6,825,755
Husky Energy, Inc.
3.95%, 4/15/22		115	118,942
7.25%, 12/15/19		8,689	9,775,307
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,026	1,044,173
4.15%, 2/01/24		115	115,590
Kinder Morgan, Inc./DE
2.25%, 3/16/27	EUR	1,692	1,725,344
5.00%, 2/15/21 (a)	U.S.$	3,100	3,267,245
Marathon Oil Corp.
3.85%, 6/01/25		110	101,060
6.60%, 10/01/37		2,618	2,646,591
6.80%, 3/15/32		80	81,211
Marathon Petroleum Corp.
5.125%, 3/01/21		290	320,686

Company	Principal Amount (000)		U.S. $ Value
Noble Energy, Inc.
3.90%, 11/15/24	U.S.$	137	139,180
5.625%, 5/01/21		131	136,461
8.25%, 3/01/19		6,010	6,883,331
ONEOK Partners LP
3.20%, 9/15/18		3,040	3,071,963
4.90%, 3/15/25		145	152,058
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		7,458	7,003,778
4.65%, 10/15/25		150	151,447
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22		625	641,313
Schlumberger Holdings Corp.
2.35%, 12/21/18 (a)		11,340	11,561,243
3.00%, 12/21/20 (a)		200	208,591
3.625%, 12/21/22 (a)		200	211,569
Shell International Finance BV
1.875%, 5/10/21		420	422,226
Spectra Energy Partners LP
3.50%, 3/15/25		85	86,957
4.60%, 6/15/21		330	357,709
Suncor Energy, Inc.
3.60%, 12/01/24		150	157,751
6.50%, 6/15/38		76	97,937
TransCanada PipeLines Ltd.
3.80%, 10/01/20		485	515,468
6.35%, 5/15/67		15	10,613
Valero Energy Corp.
6.125%, 2/01/20		20	22,572
6.625%, 6/15/37		200	219,435
Williams Partners LP
3.60%, 3/15/22		125	118,419
3.90%, 1/15/25		4,098	3,724,865
4.00%, 11/15/21		2,603	2,538,899
4.50%, 11/15/23		4,200	4,028,098
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23-3/15/24		3,271	3,138,384

			125,715,214

Services - 0.1%
Amazon.com, Inc.
4.80%, 12/05/34		225	264,647
eBay, Inc.
3.80%, 3/09/22		3,461	3,677,586
Visa, Inc.
2.80%, 12/14/22		250	263,747

			4,205,980

Technology - 1.4%
Apple, Inc.
2.85%, 5/06/21		290	306,283
3.45%, 2/09/45		400	375,861
Cisco Systems, Inc.
1.65%, 6/15/18		395	400,136

Company	Principal Amount (000)		U.S. $ Value
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 6/15/21 (a)	U.S.$	8,125	8,362,827
5.45%, 6/15/23 (a)		7,700	7,989,312
Fidelity National Information Services, Inc.
3.50%, 4/15/23		1,218	1,264,626
3.875%, 6/05/24		250	264,319
5.00%, 10/15/25		3	3,406
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)		11,015	11,508,714
6.35%, 10/15/45 (a)		75	74,673
HP, Inc.
4.65%, 12/09/21		6,560	7,093,774
Intel Corp.
3.70%, 7/29/25		300	333,214
4.90%, 7/29/45		110	128,136
International Business Machines Corp.
2.25%, 2/19/21		260	268,100
KLA-Tencor Corp.
4.65%, 11/01/24		6,487	7,076,500
Lam Research Corp.
2.75%, 3/15/20		260	265,700
2.80%, 6/15/21		5,999	6,141,440
Micron Technology, Inc.
7.50%, 9/15/23 (a)		4,865	5,169,063
Microsoft Corp.
3.50%, 2/12/35		515	532,852
Oracle Corp.
3.90%, 5/15/35		190	193,878
5.375%, 7/15/40		150	181,368
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		9,218	7,534,376
4.875%, 6/01/27		105	76,125
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		5,087	5,266,022
Total System Services, Inc.
2.375%, 6/01/18		20	20,154
3.75%, 6/01/23		8,654	8,789,227
3.80%, 4/01/21		109	115,406
Tyco Electronics Group SA
3.45%, 8/01/24		255	267,644
Xerox Corp.
2.80%, 5/15/20		250	240,720

			80,243,856

Transportation - Airlines - 0.1%
Southwest Airlines Co. Pass-Through Trust
Series 07-1
6.15%, 8/01/22		5,698	6,438,894

Transportation - Railroads - 0.1%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44		100	115,017
Canadian Pacific Railway Co.
6.50%, 5/15/18		1,276	1,385,773

Company	Principal Amount (000)		U.S. $ Value
CSX Corp.
4.40%, 3/01/43	U.S.$	100	110,780
6.25%, 3/15/18		5,000	5,412,010

			7,023,580

Transportation - Services - 0.2%
Asciano Finance Ltd.
4.625%, 9/23/20 (a)		1,501	1,544,290
5.00%, 4/07/18 (a)		2,676	2,764,870
Ryder System, Inc.
5.85%, 11/01/16		4,332	4,400,671

			8,709,831

			681,261,342

Financial Institutions - 6.2%
Banking - 4.6%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		7,200	7,380,929
American Express Co.
6.80%, 9/01/66		65	64,919
Bank of America Corp.
3.875%, 8/01/25		15,395	16,331,185
4.20%, 8/26/24		195	201,575
5.49%, 3/15/19		300	324,361
Series G
3.30%, 1/11/23		4,600	4,734,076
Series L
5.65%, 5/01/18		125	133,956
Barclays Bank PLC
6.05%, 12/04/17 (a)		735	769,716
6.625%, 3/30/22 (a)	EUR	1,756	2,292,992
Barclays PLC
3.25%, 1/12/21	U.S.$	280	279,019
3.65%, 3/16/25		1,800	1,729,481
BBVA Banco Continental SA
5.00%, 8/26/22 (a)(d)		4,224	4,579,441
BBVA Global Finance Ltd.
7.00%, 12/01/25		110	120,844
BNP Paribas SA
4.375%, 5/12/26 (a)		10,480	10,588,363
5.019%, 4/13/17 (a)(e)	EUR	3,600	4,083,575
BPCE SA
5.70%, 10/22/23 (a)	U.S.$	8,936	9,584,414
Capital One Bank USA, NA
3.375%, 2/15/23		310	316,634
Capital One Financial Corp.
4.75%, 7/15/21		25	27,828
Citigroup, Inc.
3.50%, 5/15/23		275	280,642
3.70%, 1/12/26		150	157,903
5.875%, 1/30/42		3,597	4,553,072
Compass Bank
2.75%, 9/29/19		3,648	3,613,339
3.875%, 4/10/25		260	249,503
5.50%, 4/01/20		296	319,029

Company	Principal Amount (000)		U.S. $ Value
Cooperatieve Rabobank UA
3.95%, 11/09/22	U.S.$	4,212	4,355,970
4.375%, 8/04/25		8,495	8,873,265
11.00%, 6/30/19 (a)(e)		88	104,940
Credit Agricole SA
4.375%, 3/17/25 (a)		200	202,097
Credit Agricole Sa/london
2.375%, 7/01/21 (a)		4,033	4,074,592
Credit Suisse AG
6.50%, 8/08/23 (a)		4,799	5,050,928
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20		4,200	4,146,668
3.75%, 3/26/25		765	748,747
4.55%, 4/17/26 (a)		2,034	2,110,029
Discover Bank/Greenwood DE
3.10%, 6/04/20		250	255,213
DNB Bank ASA
6.012%, 3/29/17 (a)(e)	GBP	7,466	9,988,808
Fifth Third Bancorp
3.50%, 3/15/22	U.S.$	15	15,885
Fifth Third Bank/Cincinnati OH
2.25%, 6/14/21		265	269,133
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25-2/25/26		5,030	5,292,942
3.85%, 7/08/24		11,220	11,896,689
4.25%, 10/21/25		385	397,970
5.15%, 5/22/45		2,700	2,781,532
5.75%, 1/24/22		4,480	5,201,101
Series D
6.00%, 6/15/20		135	154,040
HSBC Holdings PLC
3.90%, 5/25/26		885	909,738
4.00%, 3/30/22		6,500	6,832,462
HSBC USA, Inc.
2.75%, 8/07/20		490	496,131
ING Bank NV
3.75%, 3/07/17 (a)		7,570	7,700,734
JPMorgan Chase & Co.
3.125%, 1/23/25		260	265,806
3.20%, 6/15/26		760	781,149
3.90%, 7/15/25		250	269,640
4.40%, 7/22/20		450	491,077
4.95%, 3/25/20		395	436,627
JPMorgan Chase Bank NA
6.00%, 7/05/17		300	313,174
KeyBank NA/Cleveland OH
2.35%, 3/08/19		250	255,355
Lloyds Banking Group PLC
3.10%, 7/06/21		635	640,398
4.582%, 12/10/25 (a)		216	217,136
4.65%, 3/24/26		5,000	5,063,065
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		607	620,864
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	10,228,598
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		1,349	1,471,740

Company	Principal Amount (000)		U.S. $ Value
Morgan Stanley
2.65%, 1/27/20	U.S.$	829	842,669
Series G
3.70%, 10/23/24		10,000	10,463,740
3.875%, 1/27/26		115	122,083
4.00%, 7/23/25		274	293,396
5.45%, 1/09/17		195	199,169
5.50%, 7/24/20-7/28/21		405	456,630
6.625%, 4/01/18		535	579,819
Murray Street Investment Trust I
4.647%, 3/09/17		765	782,184
National City Bank/Cleveland OH
5.80%, 6/07/17		4,925	5,123,812
Nationwide Building Society
2.35%, 1/21/20 (a)		260	262,785
Nordea Bank AB
4.875%, 5/13/21 (a)		12,895	14,180,696
Northgroup Preferred Capital Corp.
6.378%, 10/15/17 (a)(e)		110	110,000
People’s United Bank NA
4.00%, 7/15/24		300	306,220
PNC Funding Corp.
5.125%, 2/08/20		50	55,940
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(e)		4,630	4,612,637
Santander Holdings USA, Inc.
2.65%, 4/17/20		260	256,744
Santander Issuances SAU
5.179%, 11/19/25		11,200	11,189,170
Santander UK PLC
2.375%, 3/16/20		250	250,497
Standard Chartered PLC
6.409%, 1/30/17 (a)(e)		8,400	7,560,000
State Street Corp.
1.95%, 5/19/21		210	212,639
SunTrust Bank/Atlanta GA
7.25%, 3/15/18		250	272,483
Svenska Handelsbanken AB
2.875%, 4/04/17		8,000	8,101,552
Synchrony Financial
2.70%, 2/03/20		260	260,712
4.50%, 7/23/25		200	207,380
UBS AG/Stamford CT
7.625%, 8/17/22		3,671	4,157,408
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		6,217	6,445,238
US Bancorp
3.60%, 9/11/24		255	274,679
US Bank NA/Cincinnati OH
1.45%, 1/29/18		500	503,452
Wells Fargo & Co.
4.10%, 6/03/26		500	534,806
Series G
4.30%, 7/22/27		250	269,933
Series M
3.45%, 2/13/23		205	212,119

Company	Principal Amount (000)		U.S. $ Value
Wells Fargo Bank NA
1.65%, 1/22/18	U.S.$	745	751,339
Zions BanCorporation
4.50%, 6/13/23		26	27,555

			255,510,525

Brokerage - 0.2%
Nomura Holdings, Inc.
2.00%, 9/13/16		8,480	8,494,636
TD Ameritrade Holding Corp.
2.95%, 4/01/22		260	270,898

			8,765,534

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		5,499	6,270,543
GE Capital International Funding Co.
2.342%, 11/15/20 (a)		556	572,769
4.418%, 11/15/35 (a)		220	246,749
HSBC Finance Corp.
6.676%, 1/15/21		1,894	2,122,235

			9,212,296

Insurance - 1.1%
Aetna, Inc.
2.40%, 6/15/21		9,723	9,920,202
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		5	5,024
Allstate Corp. (The)
3.15%, 6/15/23		350	372,193
6.125%, 5/15/37		125	109,375
American International Group, Inc.
6.82%, 11/15/37		418	532,461
Anthem, Inc.
3.30%, 1/15/23		15	15,494
3.50%, 8/15/24		250	258,831
Aon Corp.
8.205%, 1/01/27		155	199,126
Berkshire Hathaway, Inc.
1.125%, 3/16/27	EUR	100	109,451
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	2,205	2,278,592
Five Corners Funding Trust
4.419%, 11/15/23 (a)		2,400	2,603,201
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		109	149,816
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		2,760	3,138,934
6.30%, 3/15/18		2,296	2,462,687
Humana, Inc.
7.20%, 6/15/18		15	16,610
Lincoln National Corp.
3.35%, 3/09/25		260	258,224
7.00%, 6/15/40		90	115,900
8.75%, 7/01/19		2,963	3,504,989

Company	Principal Amount (000)		U.S. $ Value
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	U.S.$	5	7,482
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		107	127,598
MetLife, Inc.
3.048%, 12/15/22		295	302,632
4.75%, 2/08/21		2,840	3,171,346
Series C
5.25%, 6/15/20 (e)		6,258	6,211,065
Series D
4.368%, 9/15/23		485	536,926
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
6.25%, 5/26/42 (a)	EUR	2,700	3,603,830
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	4,415	6,712,306
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)		250	250,648
Progressive Corp. (The)
6.70%, 6/15/37		255	233,962
Prudential Financial, Inc.
5.375%, 5/15/45		470	474,112
5.625%, 6/15/43		1,976	2,060,612
Torchmark Corp.
9.25%, 6/15/19		3,400	4,061,453
UnitedHealth Group, Inc.
1.40%, 10/15/17		400	402,076
3.875%, 10/15/20		285	313,183
XLIT Ltd.
5.50%, 3/31/45		5,340	5,274,873
5.75%, 10/01/21		135	154,400
Series E
6.50%, 4/15/17 (e)		94	65,330
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		500	500,000

			60,514,944

REITS - 0.1%
Alexandria Real Estate Equities, Inc.
2.75%, 1/15/20		213	214,867
Brixmor Operating Partnership LP
3.85%, 2/01/25		133	133,747
EPR Properties
7.75%, 7/15/20		3,569	4,161,101
Essex Portfolio LP
3.375%, 1/15/23		260	268,507
HCP, Inc.
6.70%, 1/30/18		35	37,591
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		1,838	1,888,812
Mid-America Apartments LP
3.75%, 6/15/24		100	103,716
Simon Property Group LP
2.20%, 2/01/19		298	304,552
Ventas Realty LP
3.50%, 2/01/25		90	92,257
4.125%, 1/15/26		200	214,927

Company	Principal Amount (000)		U.S. $ Value
Ventas Realty LP/Ventas Capital Corp.
2.70%, 4/01/20	U.S.$	150	153,085
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 9/17/24 (a)		200	208,502
Welltower, Inc.
2.25%, 3/15/18		250	252,568
4.00%, 6/01/25		168	176,570
5.25%, 1/15/22		215	241,520

			8,452,322

			342,455,621

Utility - 1.1%
Electric - 0.8%
Abu Dhabi National Energy Co.
3.625%, 6/22/21 (a)		3,569	3,718,648
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		300	397,810
CenterPoint Energy, Inc.
6.50%, 5/01/18		1,665	1,804,236
Consolidated Edison, Inc.
2.00%, 5/15/21		165	166,731
Constellation Energy Group, Inc.
5.15%, 12/01/20		409	455,187
Dominion Resources, Inc./VA
0.953%, 7/01/19 (g)		156	158,813
4.70%, 12/01/44		275	298,364
Duke Energy Corp.
2.10%, 6/15/18		395	398,502
Duke Energy Florida LLC
6.40%, 6/15/38		150	213,672
EDP Finance BV
4.125%, 1/15/20 (a)		4,240	4,373,984
Empresa Nacional de Electricidad SA/Chile
4.25%, 4/15/24		100	105,694
Entergy Corp.
4.00%, 7/15/22		7,274	7,805,620
Exelon Corp.
3.95%, 6/15/25		8,089	8,647,723
5.10%, 6/15/45		150	172,372
5.625%, 6/15/35		55	65,614
Exelon Generation Co. LLC
2.95%, 1/15/20		137	140,927
Jersey Central Power & Light Co.
4.70%, 4/01/24 (a)		152	166,618
Monongahela Power Co.
4.10%, 4/15/24 (a)		3,231	3,551,822
Oncor Electric Delivery Co. LLC
7.00%, 5/01/32		175	243,582
Pacific Gas & Electric Co.
4.50%, 12/15/41		510	577,465
PSEG Power LLC
3.00%, 6/15/21		265	268,662

Company	Principal Amount (000)		U.S. $ Value
Southern Co. (The)
1.85%, 7/01/19	U.S.$	260	263,289
Southern Power Co.
4.15%, 12/01/25		163	176,261
TECO Finance, Inc.
5.15%, 3/15/20		2,970	3,299,385
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)		5,339	5,707,642
Union Electric Co.
6.70%, 2/01/19		2,019	2,294,632
Wisconsin Electric Power Co.
4.25%, 12/15/19		35	38,155

			45,511,410

Natural Gas - 0.3%
CenterPoint Energy Resources Corp.
4.50%, 1/15/21		1,460	1,584,246
Centrica PLC
4.00%, 10/16/23 (a)		270	287,152
NiSource Finance Corp.
6.80%, 1/15/19		7,815	8,788,022
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		6,500	7,059,202

			17,718,622

			63,230,032

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Bank Nederlandse Gemeenten NV
Zero Coupon, 4/05/28	CAD	24,800	13,803,308

Total Corporates - Investment Grade (cost $1,062,787,002)			1,100,750,303

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.1%
Risk Share Floating Rate - 5.2%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
4.953% (LIBOR 1 Month + 4.50%), 4/25/26 (a)(h)	U.S.$	13,608	13,641,892
Series 2016-1A, Class M2B
6.953% (LIBOR 1 Month + 6.50%), 4/25/26 (a)(h)		24,392	24,544,950
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.946% (LIBOR 1 Month + 2.50%), 7/25/25 (h)(i)(j)		5,115	5,102,012
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M1
3.853% (LIBOR 1 Month + 3.40%), 7/25/23 (h)		6,598	6,725,717
Series 2013-DN1, Class M2
7.603% (LIBOR 1 Month + 7.15%), 7/25/23 (h)		5,330	6,138,965

Company	Principal Amount (000)		U.S. $ Value
Series 2013-DN2, Class M1
1.903% (LIBOR 1 Month + 1.45%), 11/25/23 (h)	U.S.$	5,868	5,893,173
Series 2013-DN2, Class M2
4.703% (LIBOR 1 Month + 4.25%), 11/25/23 (h)		5,910	5,921,068
Series 2014-DN1, Class M1
1.453% (LIBOR 1 Month + 1.00%), 2/25/24 (h)		1,644	1,645,371
Series 2014-DN1, Class M2
2.653% (LIBOR 1 Month + 2.20%), 2/25/24 (h)		7,270	7,365,751
Series 2014-DN1, Class M3
4.953% (LIBOR 1 Month + 4.50%), 2/25/24 (h)		4,290	4,395,290
Series 2014-DN3, Class M3
4.453% (LIBOR 1 Month + 4.00%), 8/25/24 (h)		14,195	14,145,134
Series 2014-HQ2, Class M1
1.903% (LIBOR 1 Month + 1.45%), 9/25/24 (h)		5,707	5,729,779
Series 2014-HQ2, Class M3
4.203% (LIBOR 1 Month + 3.75%), 9/25/24 (h)		1,595	1,541,048
Series 2014-HQ3, Class M3
5.203% (LIBOR 1 Month + 4.75%), 10/25/24 (h)		6,500	6,644,256
Series 2015-DN1, Class M3
4.603% (LIBOR 1 Month + 4.15%), 1/25/25 (h)		11,920	12,380,377
Series 2015-DNA2, Class M2
3.046% (LIBOR 1 Month + 2.60%), 12/25/27 (h)		11,157	11,332,806
Series 2015-DNA3, Class M3
5.153% (LIBOR 1 Month + 4.70%), 4/25/28 (h)		2,209	2,200,033
Series 2015-HQ1, Class M2
2.653% (LIBOR 1 Month + 2.20%), 3/25/25 (h)		7,220	7,278,237
Series 2015-HQ1, Class M3
4.253% (LIBOR 1 Month + 3.80%), 3/25/25 (h)		2,555	2,641,703
Series 2015-HQA1, Class M2
3.103% (LIBOR 1 Month + 2.65%), 3/25/28 (h)		11,000	11,206,487
Series 2015-HQA1, Class M3
5.153% (LIBOR 1 Month + 4.70%), 3/25/28 (h)		2,080	2,057,424
Series 2015-HQA2, Class M2
3.253% (LIBOR 1 Month + 2.80%), 5/25/28 (h)		10,894	11,151,892
Series 2015-HQA2, Class M3
5.253% (LIBOR 1 Month + 4.80%), 5/25/28 (h)		1,364	1,344,060

Company	Principal Amount (000)		U.S. $ Value
Series 2016-DNA1, Class M2
3.353% (LIBOR 1 Month + 2.90%), 7/25/28 (h)	U.S.$	3,076	3,155,257
Series 2016-DNA2, Class M3
5.103% (LIBOR 1 Month + 4.65%), 10/25/28 (h)		2,907	2,846,716
Series 2016-DNA3, Class M2
2.446% (LIBOR 1 Month + 2.00%), 12/25/28 (h)		2,395	2,397,001
Series 2016-HQA1, Class M3
6.803% (LIBOR 1 Month + 6.35%), 9/25/28 (h)		4,984	5,339,217
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.703% (LIBOR 1 Month + 5.25%), 10/25/23 (h)		1,500	1,588,075
Series 2014-C01, Class M2
4.853% (LIBOR 1 Month + 4.40%), 1/25/24 (h)		2,563	2,603,431
Series 2014-C03, Class 1M1
1.653% (LIBOR 1 Month + 1.20%), 7/25/24 (h)		1,594	1,597,853
Series 2014-C04, Class 1M1
2.403% (LIBOR 1 Month + 1.95%), 11/25/24 (h)		4,129	4,145,620
Series 2014-C04, Class 1M2
5.353% (LIBOR 1 Month + 4.90%), 11/25/24 (h)		12,425	12,733,862
Series 2015-C01, Class 2M2
5.003% (LIBOR 1 Month + 4.55%), 2/25/25 (h)		6,665	6,847,843
Series 2015-C02, Class 2M2
4.453% (LIBOR 1 Month + 4.00%), 5/25/25 (h)		7,045	7,042,767
Series 2015-C03, Class 1M1
1.953% (LIBOR 1 Month + 1.50%), 7/25/25 (h)		4,282	4,289,380
Series 2015-C03, Class 1M2
5.453% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		2,523	2,541,823
Series 2015-C03, Class 2M2
5.453% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		5,925	6,003,020
Series 2015-C04, Class 1M2
6.153% (LIBOR 1 Month + 5.70%), 4/25/28 (h)		3,226	3,319,488
Series 2015-C04, Class 2M2
6.003% (LIBOR 1 Month + 5.55%), 4/25/28 (h)		4,891	4,995,127
Series 2016-C01, Class 1M2
7.203% (LIBOR 1 Month + 6.75%), 8/25/28 (h)		7,881	8,595,325

Company	Principal Amount (000)		U.S. $ Value
Series 2016-C01, Class 2M2
7.403% (LIBOR 1 Month + 6.95%), 8/25/28 (h)	U.S.$	3,391	3,693,319
Series 2016-C02, Class 1M2
6.453% (LIBOR 1 Month + 6.00%), 9/25/28 (h)		10,558	11,157,735
Series 2016-C03, Class 1M1
2.453% (LIBOR 1 Month + 2.00%), 10/25/28 (h)		4,428	4,458,548
Series 2016-C03, Class 2M1
2.653% (LIBOR 1 Month + 2.20%), 10/25/28 (h)		9,595	9,659,410
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
5.946% (LIBOR 1 Month + 5.50%), 10/25/25 (a)(h)		5,419	5,257,818

			285,296,060

Non-Agency Fixed Rate - 0.8%
Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36		356	309,165
Series 2006-19CB, Class A24
6.00%, 8/25/36		228	197,931
Series 2006-24CB, Class A15
5.75%, 6/25/36		3,127	2,413,075
Series 2006-26CB, Class A6
6.25%, 9/25/36		231	170,431
Series 2006-26CB, Class A8
6.25%, 9/25/36		865	636,665
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		2,602	1,946,638
Series 2006-J1, Class 1A11
5.50%, 2/25/36		2,184	1,796,428
Series 2007-13, Class A2
6.00%, 6/25/47		3,840	3,051,893
Series 2007-15CB, Class A19
5.75%, 7/25/37		654	535,880
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.989%, 4/26/37 (a)		1,949	1,556,369
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		2,804	2,163,777
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		5,551	5,103,522
Series 2007-AR4, Class 1A1A
5.32%, 3/25/37		757	672,436
Series 2010-3, Class 2A2
7.063%, 8/25/37 (a)		1,648	1,438,583
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-16, Class A1
6.50%, 10/25/37		2,480	2,255,362

Company	Principal Amount (000)		U.S. $ Value
Series 2007-3, Class A30
5.75%, 4/25/37	U.S.$	2,416	2,036,496
Series 2007-HY4, Class 1A1
2.774%, 9/25/47		1,206	1,036,168
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		422	282,219
Series 2010-13R, Class 1A2
5.50%, 12/26/35 (a)		132	124,011
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)		2,158	2,108,279
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,886	1,611,687
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.447%, 9/25/36		1,553	1,229,800
JPMorgan Mortgage Trust
Series 2006-S4, Class A3
6.00%, 1/25/37		933	765,794
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,316	1,174,580
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		2,043	1,832,494
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.786%, 12/28/37		5,643	5,057,301
Series 2007-AR8, Class A1
2.816%, 11/25/37		2,221	1,958,626

			43,465,610

Agency Floating Rate - 0.1%
Federal Home Loan Mortgage Corp. REMICs
Series 3969, Class AS
6.108% (LIBOR 1 Month + 6.55%), 10/15/33 (h)(k)		19,248	3,751,299
Federal National Mortgage Association REMICs
Series 2013-130, Class SN
6.197% (LIBOR 1 Month + 6.65%), 10/25/42 (h)(k)		7,534	1,401,674

			5,152,973

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.703% (LIBOR 1 Month + 0.25%), 4/25/37 (h)		1,327	588,621

Company	Principal Amount (000)		U.S. $ Value
Residential Accredit Loans, Inc. Trust
Series 2006-QO6, Class A2
0.683% (LIBOR 1 Month + 0.23%), 6/25/46 (h)	U.S.$	1,708	697,918

			1,286,539

Total Collateralized Mortgage Obligations (cost $333,259,631)			335,201,182

GOVERNMENTS - SOVEREIGN AGENCIES - 5.2%
Brazil - 0.2%
Petrobras Global Finance BV
4.75%, 1/14/25	EUR	2,325	2,068,377
8.75%, 5/23/26	U.S.$	6,843	6,877,215

			8,945,592

Canada - 3.9%
Canada Housing Trust No 1
1.70%, 12/15/17 (a)	CAD	20,040	15,747,675
2.55%, 3/15/25 (a)		48,135	40,525,501
3.80%, 6/15/21 (a)		183,235	160,760,896

			217,034,072

Colombia - 0.2%
Ecopetrol SA
5.875%, 9/18/23-5/28/45	U.S.$	3,395	2,980,044
Oleoducto Central SA
4.00%, 5/07/21 (a)		3,210	3,096,045
Ecopetrol SA
7.375%, 9/18/43		2,700	2,693,250

			8,769,339

Germany - 0.8%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		5	5,127
Kreditanstalt fuer Wiederaufbau
3.875%, 1/21/19	EUR	22,100	27,248,391
FMS Wertmanagement AoeR
1.125%, 9/03/18 (a)		10,800	12,380,191
3.00%, 8/03/18 (a)		3,500	4,158,702
3.375%, 6/17/21		1,500	1,967,064

			45,759,475

Morocco - 0.0%
OCP SA
5.625%, 4/25/24 (a)	U.S.$	1,784	1,891,040

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
6.10%, 6/10/23		4,150	4,244,363

Total Governments - Sovereign Agencies (cost $294,852,494)			286,643,881

Company	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 4.0%
Industrial - 2.7%
Basic - 0.0%
Freeport-McMoRan, Inc.
3.55%, 3/01/22	U.S.$	200	176,000
Novelis, Inc.
8.375%, 12/15/17		42	42,945

			218,945

Capital Goods - 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.625%, 5/15/23 (a)		5,849	5,761,265
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.
7.75%, 6/01/24 (a)		7,685	7,492,875
Loxam SAS
7.00%, 7/23/22 (a)(d)	EUR	1,434	1,694,821
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20	U.S.$	4,280	4,419,100
Sealed Air Corp.
4.875%, 12/01/22 (a)		1,538	1,582,217
5.125%, 12/01/24 (a)		1,539	1,579,399
5.25%, 4/01/23 (a)		2,979	3,083,265

			25,612,942

Communications - Media - 0.2%
CSC Holdings LLC
8.625%, 2/15/19		737	812,999
Quebecor Media, Inc.
5.75%, 1/15/23		3,754	3,810,310
Sirius XM Radio, Inc.
4.25%, 5/15/20 (a)		105	106,152
TEGNA, Inc.
4.875%, 9/15/21 (a)		2,100	2,152,500
Virgin Media Secured Finance PLC
5.25%, 1/15/21		2,523	2,614,459
6.00%, 4/15/21 (a)	GBP	794	1,086,388

			10,582,808

Communications - Telecommunications - 0.4%
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)	U.S.$	1,188	1,205,820
Numericable-SFR SA
7.375%, 5/01/26 (a)		7,208	7,126,910
T-Mobile USA, Inc.
6.50%, 1/15/26		2,422	2,555,210
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		4,645	4,552,100

Company	Principal Amount (000)		U.S. $ Value
Zayo Group LLC/Zayo Capital, Inc.
6.375%, 5/15/25	U.S.$	6,397	6,524,940

			21,964,980

Consumer Cyclical - Automotive - 0.1%
LKQ Italia Bondco SpA
3.875%, 4/01/24 (a)	EUR	1,540	1,751,741
ZF North America Capital, Inc.
4.00%, 4/29/20 (a)	U.S.$	3,225	3,293,531

			5,045,272

Consumer Cyclical - Other - 0.2%
Cirsa Funding Luxembourg SA
5.875%, 5/15/23 (a)	EUR	2,072	2,312,049
International Game Technology PLC
4.75%, 2/15/23 (a)		4,080	4,686,252
6.50%, 2/15/25 (a)	U.S.$	3,090	3,113,175
PulteGroup, Inc.
6.375%, 5/15/33		26	26,975
7.875%, 6/15/32		11	12,457

			10,150,908

Consumer Cyclical - Restaurants - 0.0%
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (a)	GBP	1,822	2,408,559

Consumer Cyclical - Retailers - 0.1%
Dufry Finance SCA
4.50%, 8/01/23 (a)	EUR	2,452	2,836,754
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25	U.S.$	3,798	3,978,405

			6,815,159

Consumer Non-Cyclical - 0.4%
Boparan Finance PLC
4.375%, 7/15/21 (a)	EUR	985	1,000,736
5.50%, 7/15/21 (a)	GBP	3,500	4,065,305
Endo Finance LLC
5.75%, 1/15/22 (a)	U.S.$	100	90,240
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		4,459	3,901,625
HCA, Inc.
4.25%, 10/15/19		76	79,230
LifePoint Health, Inc.
5.875%, 12/01/23		89	92,560
Smithfield Foods, Inc.
5.875%, 8/01/21 (a)		6,091	6,349,868
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	2,410	2,821,595
Tenet Healthcare Corp.
4.375%, 10/01/21	U.S.$	110	109,175

Company	Principal Amount (000)		U.S. $ Value
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (a)	EUR	4,350	3,644,696
6.125%, 4/15/25 (a)	U.S.$	60	48,150
6.75%, 8/15/18 (a)		50	48,375

			22,251,555

Energy - 0.5%
California Resources Corp.
5.50%, 9/15/21		363	183,315
8.00%, 12/15/22 (a)		972	690,120
Cenovus Energy, Inc.
3.00%, 8/15/22		497	453,691
5.70%, 10/15/19		2,684	2,838,896
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24 (a)		3,471	3,564,300
Continental Resources, Inc./OK
5.00%, 9/15/22		1,962	1,917,855
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		2,055	1,464,165
Golden Energy Offshore Services AS
5.00%, 12/31/17 (i)	NOK	30,898	996,864
Noble Holding International Ltd.
3.95%, 3/15/22	U.S.$	4,041	2,813,546
SandRidge Energy, Inc.
7.50%, 2/15/23 (l)		1,894	116,008
SM Energy Co.
5.00%, 1/15/24		1,715	1,466,325
6.50%, 1/01/23		305	283,650
Southern Star Central Corp.
5.125%, 7/15/22 (a)		5,000	4,875,000
Southwestern Energy Co.
4.10%, 3/15/22		2,130	1,901,025
Transocean, Inc.
8.125%, 12/15/21		5,000	4,225,000
Weatherford International Ltd./Bermuda
4.50%, 4/15/22		523	448,473

			28,238,233

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (a)		4,365	4,558,898

Transportation - Airlines - 0.1%
Air Canada
7.625%, 10/01/19 (a)	CAD	5,000	4,024,923

Transportation - Services - 0.2%
Europcar Groupe SA
5.75%, 6/15/22 (a)(d)	EUR	3,715	4,269,078
Hertz Corp. (The)
6.75%, 4/15/19	U.S.$	4,843	4,944,243

			9,213,321

			151,086,503

Company	Principal Amount (000)		U.S. $ Value
Financial Institutions - 1.2%
Banking - 1.0%
Ally Financial, Inc.
2.75%, 1/30/17	U.S.$	149	149,696
Bank of America Corp.
Series DD
6.30%, 3/10/26 (e)		250	265,625
Series M
8.125%, 5/15/18 (e)		145	145,363
Barclays Bank PLC
6.86%, 6/15/32 (a)(e)		1,118	1,252,160
7.434%, 12/15/17 (a)(e)		180	185,399
7.625%, 11/21/22		1,281	1,378,676
7.75%, 4/10/23		3,360	3,469,200
Citigroup, Inc.
Series P
5.95%, 5/15/25 (e)		4,225	4,151,063
Countrywide Capital III
Series B
8.05%, 6/15/27		1,037	1,312,237
Credit Agricole SA
6.637%, 5/31/17 (a)(e)		190	187,150
8.125%, 12/23/25 (a)(e)		3,495	3,495,000
8.375%, 10/13/19 (a)(e)		175	195,379
Danske Bank A/S
Series E
5.684%, 2/15/17 (e)	GBP	3,580	4,765,875
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	8,032	7,353,272
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(e)		129	138,675
7.50%, 6/27/24 (e)		2,630	2,570,825
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (e)		4,400	4,180,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		1,129	1,175,662
Societe Generale SA
5.922%, 4/05/17 (a)(e)		4,800	4,839,984
8.00%, 9/29/25 (a)(e)		5,311	5,072,005
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		8,052	8,398,308

			54,681,554

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		3,916	4,043,270
Navient Corp.
8.00%, 3/25/20		410	418,971

			4,462,241

Company	Principal Amount (000)		U.S. $ Value
Other Finance - 0.0%
iPayment, Inc.
9.50%, 12/15/19 (a)	U.S.$	2,369	2,321,677

REITS - 0.1%
VEREIT Operating Partnership LP
4.125%, 6/01/21		5,126	5,347,033

			66,812,505

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)		63	62,370
5.25%, 8/01/23 (a)		3,890	3,909,450

			3,971,820

Utility - 0.0%
Electric - 0.0%
AES Corp./VA
7.375%, 7/01/21		135	152,213

Total Corporates - Non-Investment Grade (cost $229,060,309)			222,023,041

EMERGING MARKETS - TREASURIES - 3.1%
Brazil - 3.1%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	4,263	3,805,868
Series F
10.00%, 1/01/17-1/01/27		566,759	158,327,693
Series NTNB
6.00%, 5/15/55		9,109	8,153,018

Total Emerging Markets - Treasuries (cost $155,936,684)			170,286,579

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%
Non-Agency Fixed Rate CMBS - 1.9%
225 Liberty Street Trust
Series 2016-225L, Class E
4.804%, 2/10/36 (a)	U.S.$	11,986	11,455,408
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A4
5.414%, 9/10/47		28	28,231
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		6,038	6,041,631
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		8,400	8,824,772
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.901%, 12/10/49		14,000	14,410,612
Series 2013-GC17, Class D
5.26%, 11/10/46 (a)		2,783	2,403,080

Company	Principal Amount (000)		U.S. $ Value
Series 2014-GC21, Class D
4.996%, 5/10/47 (a)	U.S.$	425	359,766
Series 2014-GC23, Class D
4.657%, 7/10/47 (a)		2,196	1,840,145
Commercial Mortgage Trust
Series 2006-C8, Class A4
5.306%, 12/10/46		1,954	1,962,854
Series 2007-GG9, Class A4
5.444%, 3/10/39		5,462	5,511,858
Series 2007-GG9, Class AM
5.475%, 3/10/39		3,619	3,680,049
Series 2013-CR6, Class A2
2.122%, 3/10/46		80	80,736
Series 2013-CR6, Class D
4.311%, 3/10/46 (a)		7,385	6,625,180
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		3,340	3,341,246
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.89%, 6/15/39		5,254	5,310,374
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.988%, 8/10/45		2,080	2,131,593
Series 2011-GC5, Class D
5.548%, 8/10/44 (a)		1,000	991,211
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		4,825	5,005,324
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47		3,140	3,130,417
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		71	72,699
Series 2011-C5, Class D
5.494%, 8/15/46 (a)		2,000	2,030,019
Series 2012-CBX, Class E
5.393%, 6/15/45 (a)		4,544	4,502,445
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.819%, 11/15/48		3,145	2,930,653
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		3,757	3,810,807
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		38	38,328
Series 2006-4, Class AJ
5.239%, 12/12/49		4,479	4,446,727
Series 2007-9, Class A4
5.70%, 9/12/49		62	64,160
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		15	15,891

Company	Principal Amount (000)		U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
5.036%, 8/15/45 (a)	U.S.$	1,600	1,539,688
Series 2013-C14, Class A5
3.337%, 6/15/46		40	42,906
Series 2013-C18, Class D
4.822%, 12/15/46 (a)		3,000	2,735,579

			105,364,389

Non-Agency Floating Rate CMBS - 1.0%
Citigroup Commercial Mortgage Trust 2015-SHP2
Series 2015-SHP2, Class E
4.792% (LIBOR 1 Month + 4.35%), 7/15/27 (a)(h)		2,315	2,144,989
Commercial Mortgage Trust
Series 2014-SAVA, Class A
1.593% (LIBOR 1 Month + 1.15%), 6/15/34 (a)(h)		2,997	2,961,211
Great Wolf Trust
Series 2015-WOLF, Class A
1.892% (LIBOR 1 Month + 1.45%), 5/15/34 (a)(h)		9,773	9,665,338
H/2 Asset Funding NRE
Series 2015-1A
2.863%, 6/24/49 (a)(h)		8,179	8,117,253
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSD
4.099% (LIBOR 1 Month + 3.66%), 8/15/26 (a)(h)		6,800	6,496,508
Series 2015-XLF2, Class SNMD
2.177% (LIBOR 1 Month + 1.73%), 11/15/26 (h)(i)		5,700	5,147,709
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.496% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(h)		1,962	1,930,448
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.662% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(h)		15,265	15,088,230

			51,551,686

Agency CMBS - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		10,273	11,102,073

Total Commercial Mortgage-Backed Securities (cost $169,079,253)			168,018,148

COVERED BONDS - 2.2%
Banco de Sabadell SA
0.875%, 11/12/21 (a)	EUR	2,500	2,861,141

Company	Principal Amount (000)		U.S. $ Value
Bank of Nova Scotia (The)
0.75%, 9/17/21 (a)	EUR	9,465	10,922,286
BPCE SFH SA
1.00%, 2/24/25 (a)		8,800	10,380,030
Caisse Francaise de Financement Local
3.50%, 9/16/16		2,600	2,907,048
CaixaBank SA
Series 27
Zero Coupon (EURIBOR 3 Month + 0.08%), 1/09/18 (h)		2,600	2,878,416
Credit Agricole Home Loan SFH SA
2.875%, 9/09/16 (a)		5,300	5,915,371
Danske Bank A/S
4.125%, 11/26/19		2,350	2,991,875
1.25%, 6/11/21		9,195	10,872,125
National Australia Bank Ltd.
1.375%, 5/28/21 (a)		8,427	9,993,962
National Bank of Canada
1.50%, 3/25/21 (a)		7,599	9,050,521
Nationwide Building Society
4.625%, 2/08/21 (a)		4,879	6,539,380
Royal Bank of Canada
1.625%, 8/04/20 (a)		8,910	10,590,544
Santander UK PLC
4.25%, 4/12/21 (a)		8,100	10,757,717
1.625%, 11/26/20 (a)		8,950	10,603,256
Societe Generale SFH SA
1.00%, 12/19/17		100	112,989
Swedbank Hypotek AB
1.125%, 5/21/21		9,200	10,826,223

Total Covered Bonds (cost $117,188,206)			118,202,884

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 1.6%
Canada - 1.6%
Province of Ontario Canada
2.40%, 6/02/26	CAD	14,705	11,826,943
2.60%, 6/02/25		41,498	34,147,880
Province of Quebec Canada
2.75%, 9/01/25		51,720	42,935,266

Total Local Governments - Provincial Bonds (cost $83,605,198)			88,910,089

MORTGAGE PASS-THROUGHS - 1.5%
Agency Fixed Rate 30-Year - 1.2%
Federal National Mortgage Association
5.50%, 9/01/36-5/01/38	U.S.$	4,055	4,609,149
3.50%, 7/01/43		129	139,138
Series 2005
5.50%, 2/01/35		30	33,876
Series 2007
5.50%, 9/01/36-8/01/37		37	41,780
Series 2008
5.50%, 3/01/37		10	10,864
5.00%, 12/01/39		31	34,762

Company	Principal Amount (000)		U.S. $ Value
4.00%, 12/01/44	U.S.$	19,030	20,923,848
Government National Mortgage Association
3.50%, 7/01/46, TBA		39,800	42,234,642

			68,028,059

Other Agency Fixed Rate Programs - 0.3%
Canadian Mortgage Pools
6.125%, 12/15/24	CAD	15,781	15,307,605

Total Mortgage Pass-Throughs (cost $81,340,285)			83,335,664

INFLATION-LINKED SECURITIES - 1.5%
United States - 1.5%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $81,827,791)	U.S.$	80,747	82,453,406

WHOLE LOAN TRUSTS - 0.7%
Performing Asset - 0.7%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (j)(m)		1,371	1,371,377
16.00%, 1/01/21 (j)(m)	MXN	83,500	4,567,197
AlphaCredit Capital, SA de CV
17.25%, 7/19/19 (j)(m)		26,253	1,435,939
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (j)(m)	U.S.$	405	404,960
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (j)(m)		838	838,061
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (j)(m)		470	469,715
Deutsche Bank Mexico SA
8.00%, 10/31/34 (f)(j)(m)	MXN	44,469	1,716,501
8.00%, 10/31/34 (j)(m)		59,463	2,295,241
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (j)(m)	U.S.$	3,094	2,850,111
Series B2
11.00%, 1/01/22		1,642	1,583,737
Recife Funding
Zero Coupon, 11/05/29 (j)(m)		5,532	5,888,791
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (j)(m)		7,052	6,870,556
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (h)(j)(m)		10,260	9,695,276

Total Whole Loan Trusts (cost $42,808,876)			39,987,462

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
China - 0.2%
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)		8,049	8,860,750

Company	Principal Amount (000)		U.S. $ Value
Indonesia - 0.2%
Pertamina Persero PT
6.00%, 5/03/42 (a)	U.S.$	8,000	8,120,000
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		3,874	4,214,989

			12,334,989

Mexico - 0.3%
Petroleos Mexicanos
4.875%, 1/18/24		8,000	8,110,400
5.625%, 1/23/46		10,066	9,175,159

			17,285,559

Total Quasi-Sovereigns (cost $37,824,084)			38,481,298

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47		2,810	2,776,252
State of California
Series 2010
7.625%, 3/01/40		30	47,422
7.95%, 3/01/36		10,685	12,947,442
State of Illinois
Series 2010
7.35%, 7/01/35		4,440	4,931,330
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		3,400	4,362,030
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41		785	764,245

Total Local Governments - Municipal Bonds (cost $21,685,932)			25,828,721

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Basic - 0.0%
Elementia SAB de CV
5.50%, 1/15/25 (a)		1,972	1,962,140

Capital Goods - 0.3%
Cemex SAB de CV
7.25%, 1/15/21 (a)		2,314	2,441,733
Ferreycorp SAA
4.875%, 4/26/20 (a)		486	486,159
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (a)		2,075	2,163,187
Grupo KUO SAB de CV
6.25%, 12/04/22 (a)		953	957,765

Company	Principal Amount (000)		U.S. $ Value
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)	U.S.$	8,945	3,578,000
5.25%, 6/27/29 (a)		2,996	1,192,408
7.125%, 6/26/42 (a)		3,863	1,699,720
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)		1,416	1,458,480

			13,977,452

Consumer Cyclical - Retailers - 0.1%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)		6,500	6,808,750

Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (i)(l)		4,300	236,500

Total Emerging Markets - Corporate Bonds (cost $32,694,845)			22,984,842

ASSET-BACKED SECURITIES - 0.4%
Other ABS - Fixed Rate - 0.3%
Atlas 2014-1 Limited
Series 2014-1
6.875%, 12/15/39		2,469	2,431,670
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		3,648	3,698,652
Series 2014-2A, Class C
3.869%, 10/15/49 (a)		3,008	3,078,200
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)		5,901	6,015,942

			15,224,464

Autos - Fixed Rate - 0.1%
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		3	2,503
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (a)		5,067	4,960,109
Santander Drive Auto Receivables Trust
Series 2013-3, Class C
1.81%, 4/15/19		39	39,571

			5,002,183

Other ABS - Floating Rate - 0.0%
OZLM VII Ltd.
Series 2014-7A, Class C
4.233% (LIBOR 3 Month + 3.60%), 7/17/26 (a)(h)		2,655	2,436,897

Company	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 0.0%
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	U.S.$	30	30,190

Total Asset-Backed Securities (cost $22,520,201)			22,693,734

EMERGING MARKETS - SOVEREIGNS - 0.4%
Argentina - 0.2%
Argentine Republic Government International Bond
6.25%, 4/22/19 (a)		10,417	10,849,306

Ghana - 0.2%
Ghana Government International Bond
7.875%, 8/07/23 (a)		7,960	6,914,533
8.50%, 10/04/17 (a)		696	704,735
10.75%, 10/14/30 (a)		3,773	3,999,380

			11,618,648

Total Emerging Markets - Sovereigns (cost $21,290,690)			22,467,954

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.3%
Indonesia Government International Bond
4.125%, 1/15/25 (a)		12,500	13,018,263
5.875%, 1/15/24 (a)		3,143	3,634,779

Total Governments - Sovereign Bonds (cost $15,812,364)			16,653,042

	Shares
COMMON STOCKS - 0.3%
Financials - 0.3%
Diversified Financial Services - 0.0%
iPayment, Inc. (j)(m)(n)		136,431	450,222

Insurance - 0.3%
Mt. Logan Re Ltd. (Preference Shares) (n)(o)(p)		15,480	15,461,178

Total Common Stocks (cost $15,821,078)			15,911,400

Company	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)	U.S.$	4,157	4,208,962
Provincia de Cordoba
7.125%, 6/10/21 (a)		2,299	2,304,748

Total Local Governments - Regional Bonds (cost $6,456,000)			6,513,710

	Shares
PREFERRED STOCKS - 0.1%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Ventas Realty LP/Ventas Capital Corp.
5.45%		227,075	6,278,624

Financial Institutions - 0.0%
REITS - 0.0%
Welltower, Inc.
6.50% (e)		5,625	147,206

Total Preferred Stocks (cost $5,807,938)			6,425,830

	Principal Amount (000)
BANK LOANS - 0.1%
Industrial - 0.1%
Basic - 0.0%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
4.25% (LIBOR 1 Month + 3.25%), 6/30/19 (h)	U.S.$	1,415	1,351,665

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
4.25% (LIBOR 3 Month + 3.25%), 8/13/21 (h)		773	770,406
Harbor Freight Tools USA, Inc.
4.75% (LIBOR 3 Month + 3.75%), 7/26/19 (h)		859	858,512

			1,628,918

Other Industrial - 0.0%
Gardner Denver, Inc.
4.25% (LIBOR 1 Month + 3.25%), 7/30/20 (h)		1,605	1,473,575

Technology - 0.0%
Avaya Inc.
5.13% (LIBOR 3 Month + 4.50%), 10/26/17 (h)		103	79,055

Total Bank Loans (cost $4,735,812)			4,533,213

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
OCL Opportunities Fund II (j)(m)(n)(q) (cost $1,305,477)		10,047	1,694,442

	Principal Amount (000)
AGENCIES - 0.0%
Agency Debentures - 0.0%
Federal National Mortgage Association
6.25%, 5/15/29	U.S.$	95	138,353
6.625%, 11/15/30		150	229,821
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		225	214,800

Total Agencies (cost $515,736)			582,974

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
CAD/MXN
Expiration: Aug 2016, Exercise Price: MXN 13.90 (n)		960,068,830	282,572
CAD/MXN
Expiration: Aug 2016, Exercise Price: MXN 13.90 (n)		870,978,170	255,159

			537,731

	Notional Amount (000)
Swaptions - 0.0%
IRS.RTP Morgan Stanley Capital Services LLC
Expiration: Aug 2016, Pay 1.99%, Receive 3-month LIBOR (n)	U.S.$	26,000	11,644

Total Options Purchased - Puts (premiums paid $1,557,468)			549,375

	Shares
WARRANTS - 0.0%
Flexpath Capital, Inc., expiring 4/15/31 (n) (cost $0)		42,267	0	^

SHORT-TERM INVESTMENTS - 8.2%
Investment Companies - 5.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.25% (r)(s) (cost $313,393,959)		313,393,959	313,393,959

Company	Principal Amount (000)			U.S. $ Value
Time Deposits - 2.5%
ANZ, London
0.114%, 7/01/16	GBP	985		1,311,157
BBH, Grand Cayman
(1.45)%, 7/01/16	CHF	40		41,267
0.05%, 7/01/16	SGD	0	**	2
1.10%, 7/01/16	NZD	0	**	3
BTMU, Grand Cayman
(0.33)%, 7/01/16	JPY	12,559,532		121,624,284
Canadian Bank Of Montreal, London
0.065%, 7/04/16	CAD	3,898		3,016,775
DNB, Oslo
0.059%, 7/01/16	NOK	648		77,436
HSBC Bank PLC, London
(0.55)%, 7/01/16	EUR	1,699		1,885,824
7.00%, 7/01/16	ZAR	4,129		280,365
National Australia Bank, London
0.729%, 7/01/16	AUD	422		315,091
Standard Charter Bank, London
0.13%, 7/01/16	U.S.$	6,974		6,974,429

Total Time Deposits (cost $137,455,683)				135,526,633

Total Short-Term Investments (cost $450,849,642)				448,920,592

Total Investments - 102.5% (cost $5,459,601,416) (t)				5,641,293,864
Other assets less liabilities - (2.5)%				(135,299,154)

Net Assets - 100.0%				$5,505,994,710

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr (CBT) Futures	88	September 2016	$11,409,063	$11,702,625	$293,562
U.S. Ultra Bond (CBT) Futures	79	September 2016	14,067,578	14,723,625	656,047
UK Long Gilt Bond Futures	771	September 2016	125,712,702	131,881,328	6,168,626
Sold Contracts
10 Yr Mini JGB Futures	1,117	September 2016	164,430,397	165,313,620	(883,223)
Canada 10 Yr Bond Futures	679	September 2016	75,833,360	77,804,218	(1,970,858)
Euro Buxl 30 Yr Bond Futures	242	September 2016	48,593,599	52,680,631	(4,087,032)
Euro-Bobl Futures	655	September 2016	96,167,049	97,112,001	(944,952)
Euro-Bund Futures	295	September 2016	53,522,742	54,711,118	(1,188,376)
U.S. Long Bond (CBT) Futures	367	September 2016	59,950,961	63,250,156	(3,299,195)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	714	September 2016	$93,470,156	$94,950,843	$(1,480,687)
U.S. T-Note 5 Yr (CBT) Futures	238	September 2016	28,577,664	29,075,047	(497,383)
U.S. Ultra Bond (CBT) Futures	60	September 2016	8,421,359	8,740,312	(318,953)

					$(7,552,424)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	MYR	199,001	USD	51,034	7/15/16	$1,140,054
Australia and New Zealand Banking Group Ltd.	SGD	133,178	USD	98,413	7/15/16	(444,443)
Australia and New Zealand Banking Group Ltd.	USD	20,704	MYR	84,616	7/15/16	511,044
Australia and New Zealand Banking Group Ltd.	TWD	2,020,021	USD	61,883	8/05/16	(920,492)
Bank of America, NA	USD	27,090	RUB	1,769,259	8/18/16	242,233
Barclays Bank PLC	USD	25,108	INR	1,690,872	7/15/16	(109,072)
BNP Paribas SA	EUR	15,467	USD	17,103	7/20/16	(71,182)
BNP Paribas SA	USD	25,617	EUR	22,837	7/20/16	(259,965)
BNP Paribas SA	MXN	3,496,585	USD	183,718	8/04/16	(6,984,625)
BNP Paribas SA	USD	54,020	JPY	5,751,516	8/05/16	1,730,517
BNP Paribas SA	USD	34,475	TWD	1,114,358	8/05/16	170,653
BNP Paribas SA	AUD	232,691	USD	173,612	8/12/16	321,302
BNP Paribas SA	USD	367	ARS	6,378	1/26/17	11,951
BNP Paribas SA	USD	367	ARS	6,414	1/31/17	12,976
BNP Paribas SA	USD	367	ARS	6,451	2/03/17	14,453
BNP Paribas SA	USD	1,475	ARS	25,996	2/13/17	51,124
BNP Paribas SA	USD	1,113	ARS	19,716	2/16/17	42,481
BNP Paribas SA	USD	742	ARS	13,206	2/17/17	31,481
BNP Paribas SA	USD	2,226	ARS	40,062	2/21/17	114,906
BNP Paribas SA	USD	371	ARS	6,751	2/23/17	23,015
BNP Paribas SA	USD	707	ARS	12,942	2/24/17	47,555
BNP Paribas SA	USD	386	ARS	7,171	2/27/17	31,924
BNP Paribas SA	USD	202	ARS	3,793	2/28/17	18,386
BNP Paribas SA	USD	202	ARS	3,844	3/01/17	21,196
BNP Paribas SA	USD	223	ARS	4,342	3/02/17	29,654
BNP Paribas SA	USD	2,917	ARS	52,896	7/05/17	(12,696)
Brown Brothers Harriman & Co.	EUR	50,984	USD	57,499	7/20/16	888,755
Brown Brothers Harriman & Co.	EUR	22,913	USD	25,421	7/20/16	(20,990)
Brown Brothers Harriman & Co.	USD	6,273	EUR	5,609	7/20/16	(44,421)
Brown Brothers Harriman & Co.	GBP	18,964	USD	25,186	7/21/16	(62,853)
Brown Brothers Harriman & Co.	USD	178,329	GBP	121,544	7/21/16	(16,503,932)
Brown Brothers Harriman & Co.	JPY	38,305,697	USD	350,307	8/05/16	(21,000,396)
Citibank, NA	USD	31,712	BRL	101,788	7/05/16	(24,680)
Citibank, NA	BRL	101,788	USD	27,983	7/05/16	(3,703,621)
Citibank, NA	USD	26,807	ZAR	409,034	7/12/16	926,794
Citibank, NA	COP	7,360,672	USD	2,507	7/15/16	(7,464)
Citibank, NA	GBP	8,606	USD	12,335	7/21/16	877,239

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	33,075	JPY	3,449,410	8/05/16	$361,539
Citibank, NA	CAD	720,802	USD	559,817	9/08/16	1,812,392
Credit Suisse International	CHF	25,565	EUR	23,536	7/20/16	(72,491)
Credit Suisse International	EUR	49,543	SEK	462,161	7/20/16	(351,033)
Deutsche Bank AG	USD	40,120	MYR	163,992	7/15/16	996,626
Goldman Sachs Bank USA	BRL	174,676	USD	54,419	7/05/16	(4,522,900)
Goldman Sachs Bank USA	BRL	276,464	USD	82,576	7/05/16	67,032
Goldman Sachs Bank USA	USD	49,854	BRL	174,676	7/05/16	(42,353)
Goldman Sachs Bank USA	USD	86,131	BRL	276,464	7/05/16	3,488,322
Goldman Sachs Bank USA	MYR	47,957	USD	12,327	7/15/16	303,507
Goldman Sachs Bank USA	EUR	868,268	USD	995,014	7/20/16	30,927,635
Goldman Sachs Bank USA	USD	26,117	GBP	17,801	7/21/16	(2,416,718)
Goldman Sachs Bank USA	BRL	443,778	USD	131,655	8/02/16	(5,256,953)
Goldman Sachs Bank USA	JPY	11,652,922	USD	109,350	8/05/16	(3,604,979)
Goldman Sachs Bank USA	USD	19,846	JPY	2,069,646	8/05/16	215,566
Goldman Sachs Bank USA	USD	33,984	TWD	1,097,726	8/05/16	144,576
Goldman Sachs Bank USA	USD	47,604	TRY	145,080	8/10/16	2,388,585
Goldman Sachs Bank USA	BRL	50,000	USD	10,873	1/04/17	(3,858,608)
HSBC Bank USA	CNY	233,095	USD	35,354	7/20/16	354,716
HSBC Bank USA	TWD	3,022,140	USD	93,348	8/05/16	(612,305)
JPMorgan Chase Bank	GBP	9,209	USD	12,138	7/21/16	(123,427)
JPMorgan Chase Bank	USD	10,665	GBP	7,552	7/21/16	(610,660)
JPMorgan Chase Bank	TRY	78,342	USD	26,234	8/10/16	(761,735)
Morgan Stanley Capital Services LLC	GBP	441,745	USD	638,470	7/21/16	50,323,906
Morgan Stanley Capital Services LLC	USD	34,620	TWD	1,114,358	8/05/16	26,277
Morgan Stanley Capital Services LLC	USD	27,061	RUB	1,778,678	8/18/16	416,515
Northern Trust Co.	USD	109,090	GBP	74,953	7/21/16	(9,295,615)
Royal Bank of Scotland PLC	USD	122,298	JPY	12,559,532	8/05/16	(554,723)
Royal Bank of Scotland PLC	TRY	23,620	USD	8,078	8/10/16	(61,197)
Royal Bank of Scotland PLC	SEK	96,576	USD	11,716	9/09/16	267,381
Standard Chartered Bank	USD	12,812	INR	863,830	7/15/16	(40,598)
Standard Chartered Bank	CNY	473,254	USD	71,773	7/20/16	714,599
Standard Chartered Bank	GBP	7,508	USD	10,847	7/21/16	850,972

						$18,562,712

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)	Premiums Received	U.S. $ Value
Call - CHF vs. EUR	CHF	1.10	7/01/16	$101,701	$649,309	$(47,596)
Put - GBP vs. USD	GBP	1.25	7/08/16	79,600	762,170	(178,449)
Call - SEK vs. EUR	SEK	9.56	7/28/16	929,710	402,369	(244,056)
Put - NZD vs. AUD	NZD	1.02	8/11/16	72,063	422,487	(165,164)
Call - CAD vs. MXN	MXN	14.70	8/12/16	921,106	441,295	(199,915)
Call - CAD vs. MXN	MXN	14.70	8/12/16	1,015,325	478,422	(220,364)

Description	Exercise Price		Expiration Date	Contracts (000)	Premiums Received	U.S. $ Value
Put - CAD vs. MXN	MXN	13.35	8/12/16	$836,515	$159,736	$(46,853)
Put - CAD vs. MXN	MXN	13.35	8/12/16	922,080	183,506	(51,645)

					$3,499,294	$(1,154,042)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
iTraxx Europe Crossover Series 25, 5 Year Index, 6/20/21*	(5.00)%	3.65%	EUR	40,550	$(2,675,315)	$919,487
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	3.65		13,141	718,476	(190,158)

					$(1,956,839)	$729,329

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME)	GBP	164,000	5/21/18	6 Month LIBOR	0.78%	$1,128,491
Citigroup Global Markets, Inc./(CME)		$339,200	8/08/18	1.56%	3 Month LIBOR	(7,490,895)
Citigroup Global Markets, Inc./(CME)	GBP	164,000	2/20/19	0.88%	6 Month LIBOR	(1,905,235)
Citigroup Global Markets, Inc./(CME)		$1,000	3/17/21	3 Month LIBOR	1.40%	24,328
Citigroup Global Markets, Inc./(CME)		145,430	8/08/23	3 Month LIBOR	2.82%	18,102,802
Citigroup Global Markets, Inc./(CME)		58,500	11/09/25	2.13%	3 Month LIBOR	(4,298,198)
Citigroup Global Markets, Inc./(LCH)		75,000	12/23/23	2.99%	3 Month LIBOR	(9,810,620)
Citigroup Global Markets, Inc./(LCH)		38,000	1/13/24	3.07%	3 Month LIBOR	(5,696,837)
Morgan Stanley & Co. LLC/(CME)		150	5/05/45	3 Month LIBOR	2.57%	26,488
Morgan Stanley & Co. LLC/(CME)		100	7/16/45	3 Month LIBOR	3.02%	29,547

						$(9,890,129)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
Federative Republic of Brazil,
4.250%, 1/7/25, 6/20/18*	(1.00)%	1.28%	$38,560	$199,714	$519,595	$(319,881)
Sale Contracts
Bank of America, N.A.
Genworth Holdings, Inc.,
6.515% 5/22/18, 6/20/20*	5.00	8.09	950	(92,675)	33,348	(126,023)
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	2.18	950	102,644	59,557	43,087
CDX-CMBX.NA.BBB Series 6, 5/11/63*	5.00	7.89	5,029	(688,386)	(85,056)	(603,330)
Citibank, N.A.
CDX-CMBX.NA.BBB Series 6, 5/11/63*	5.00	7.89	4,994	(682,902)	(87,161)	(595,741)
Nabors Industries, Inc.,
6.150% 2/15/18, 6/20/20*	1.00	3.97	950	(100,980)	(90,494)	(10,486)
Safeway, Inc.,
7.250% 2/1/31, 6/20/20*	1.00	1.83	950	(29,749)	(65,977)	36,228
Staples, Inc.,
2.750% 1/12/18, 6/20/20*	1.00	1.65	950	(23,237)	(32,173)	8,936
Weatherford International, LLC,
6.800% 6/15/37, 6/20/20*	1.00	6.25	950	(172,190)	(70,093)	(102,097)
Credit Suisse International
Avon Products, Inc.,
6.500% 3/1/19, 6/20/20*	1.00	8.05	950	(224,951)	(139,798)	(85,153)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	5.00	7.89	6,500	(887,033)	81,967	(969,000)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB Series 6, 6.000%, 5/11/63*	3.00%	4.41%	$2,925	$(215,475)	$(180,940)	$(34,535)
Freeport-Mcmoran, Inc.,
3.550% 3/1/22, 6/20/20*	1.00	4.45	950	(118,395)	(57,291)	(61,104)
Teck Resources Ltd.,
3.150% 1/15/17, 6/20/20*	1.00	6.14	950	(173,250)	(60,912)	(112,338)
Transocean, Inc.,
7.375% 4/15/18, 6/20/20*	1.00	8.57	950	(242,956)	(170,639)	(72,317)
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	5.00	7.89	9,988	(1,365,804)	(163,553)	(1,202,251)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	5.00	7.89	9,989	(1,365,940)	(185,141)	(1,180,799)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.41	5,815	(428,371)	(371,477)	(56,894)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.41	1,260	(92,820)	(80,492)	(12,328)
Federative Republic of Brazil,
4.250%, 1/7/25, 6/20/21*	1.00	3.08	17,735	(1,685,361)	(2,060,838)	375,477

				$(8,288,117)	$(3,207,568)	$(5,080,549)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal	Currency	Interest Rate		Maturity	U.S. $ Value at June 30, 2016
Barclays Capital, Inc.†	627	USD	(1.00	)%*	—	$626,948
Credit Suisse Securities (USA) LLC†	6,091	EUR	(1.25	)%*	—	6,091,103
RBC Capital Markets†	8,387	USD	0.00%		—	8,386,605

						$15,104,656

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2016
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

REMAINING CONTRACTED MATURITY OF THE AGREEMENTS

REVERSE REPURCHASE AGREEMENTS

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Investment Grade	$9,013,553	$	– 0	–	$	– 0	–	$	– 0	–	$9,013,553
Corporates - Non-Investment Grade	6,091,103		– 0	–		– 0	–		– 0	–	6,091,103

Total	$15,104,656	$	– 0	–	$	– 0	–	$	– 0	–	$15,104,656

^	Less than $0.50.
**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $1,903,533,151 or 34.6% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Variable rate coupon, rate shown as of June 30, 2016.
(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2016.
(h)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.20% of net assets as of June 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd. Series 2015-1A, Class M1
2.946%, 7/25/25	7/27/15	$5,114,799	$5,102,012	0.09%
Golden Energy Offshore Services AS
5.00%, 12/31/17	5/14/14	3,776,182	996,864	0.02%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD
2.177%, 11/15/26	11/13/15	5,153,697	5,147,709	0.09%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/28/11	3,886,876	236,500	0.00%

(j)	Fair valued by the Adviser.
(k)	IO - Interest Only
(l)	Defaulted.
(m)	Illiquid security.
(n)	Non-income producing security.
(o)	Effective prepayment date of April 2017.
(p)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$15,480,000	$15,461,178	0.28%

(q)	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.
(r)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(s)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $266,879,561 and gross unrealized depreciation of investments was $(85,187,113), resulting in net unrealized appreciation of $181,692,448.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
RTP	-	Right To Pay
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

June 30, 2016 (unaudited)

38.4%	United States
7.4%	Canada
6.8%	United Kingdom
6.4%	Italy
4.8%	Japan
4.4%	Mexico
3.5%	Brazil
3.2%	Germany
3.0%	Netherlands
2.5%	France
2.5%	Australia
1.4%	Spain
1.3%	Portugal
6.4%	Other
8.0%	Short-Term

100.0%	Total Investments

*	All data are as of July 30, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Argentina, Belgium, Bermuda, Chile, China, Colombia, Denmark, Ghana, Greece, Indonesia, Ireland, Morocco, New Zealand, Norway, Peru, Singapore, South Africa, Sweden, Switzerland, Turkey and United Arab Emirates.

AB Global Bond Fund, Inc.

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$	– 0	–	$2,311,240,098	$	– 0	–	$2,311,240,098
Corporates - Investment Grade	– 0	–	1,100,674,178	76,125	1,100,750,303
Collateralized Mortgage Obligations	– 0	–	291,912,328	43,288,854	335,201,182
Governments - Sovereign Agencies	– 0	–	286,643,881	– 0	–	286,643,881
Corporates - Non-Investment Grade	– 0	–	221,026,177	996,864	222,023,041
Emerging Markets - Treasuries	– 0	–	170,286,579	– 0	–	170,286,579
Commercial Mortgage-Backed Securities	– 0	–	80,146,916	87,871,232	168,018,148
Covered Bonds	– 0	–	118,202,884	– 0	–	118,202,884
Local Governments - Provincial Bonds	– 0	–	88,910,089	– 0	–	88,910,089
Mortgage Pass-Throughs	– 0	–	83,335,664	– 0	–	83,335,664
Inflation-Linked Securities	– 0	–	82,453,406	– 0	–	82,453,406
Whole Loan Trusts	– 0	–	– 0	–	39,987,462	39,987,462
Quasi-Sovereigns	– 0	–	38,481,298	– 0	–	38,481,298
Local Governments - Municipal Bonds	– 0	–	25,828,721	– 0	–	25,828,721
Emerging Markets - Corporate Bonds	– 0	–	22,984,842	– 0	–	22,984,842
Asset-Backed Securities	– 0	–	5,032,373	17,661,361	22,693,734
Emerging Markets - Sovereigns	– 0	–	22,467,954	– 0	–	22,467,954
Governments - Sovereign Bonds	– 0	–	16,653,042	– 0	–	16,653,042
Common Stocks	– 0	–	– 0	–	15,911,400	15,911,400
Local Governments - Regional Bonds	– 0	–	6,513,710	– 0	–	6,513,710
Preferred Stocks	6,425,830	– 0	–	– 0	–	6,425,830
Bank Loans	– 0	–	4,533,213	– 0	–	4,533,213
Agencies	– 0	–	582,974	– 0	–	582,974
Options Purchased - Puts	– 0	–	549,375	– 0	–	549,375
Warrants	– 0	–	– 0	–	– 0	–#	– 0	–
Short-Term Investments:
Investment Companies	313,393,959	– 0	–	– 0	–	313,393,959
Time Deposits	– 0	–	135,526,633	– 0	–	135,526,633

Total Investments in Securities	319,819,789	5,113,986,335	205,793,298	5,639,599,422
Other Financial Instruments*:
Assets
Credit Default Swaps	– 0	–	463,728	– 0	–	463,728
Centrally Cleared Credit Default Swaps	– 0	–	919,487	– 0	–	919,487
Centrally Cleared Interest Rate Swaps	– 0	–	19,311,656	– 0	–	19,311,656
Futures	7,118,235	– 0	–	– 0	–	7,118,235
Forward Currency Exchange Contracts	– 0	–	100,919,839	– 0	–	100,919,839
Liabilities
Credit Default Swaps	– 0	–	(5,544,277)	– 0	–	(5,544,277)
Centrally Cleared Credit Default Swaps	– 0	–	(190,158)	– 0	–	(190,158)
Centrally Cleared Interest Rate Swaps	– 0	–	(29,201,785)	– 0	–	(29,201,785)
Futures	(14,670,659)	– 0	–	– 0	–	(14,670,659)
Forward Currency Exchange Contracts	– 0	–	(82,357,127)	– 0	–	(82,357,127)
Currency Options Written	– 0	–	(1,154,042)	– 0	–	(1,154,042)

Total^	$312,267,365	$5,117,153,656	$205,793,298	$5,635,214,319

Investment valued at NAV**	1,694,442

Total Investments	$5,636,908,761

#	The fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any Level 1 and Level 2 during the reporting period.
**	In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods; however, earlier adoption was permitted. The Adviser has elected to early adopt the ASU. Accordingly, the total investments with a fair value of $1,694,442 have not been categorized in the fair value hierarchy.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grade		Collateralized Mortgage Obligations		Corporates - Non- Investment Grade		Commercial Mortgage-Backed Securities
Balance as of 9/30/15	$ – 0	–	$203,564,870		$736,773			$45,512,708
Accrued discounts/(premiums)	– 0	–	33,995		673,193			121,625
Realized gain (loss)	– 0	–	(134,869)		(21,641)			(137,878)
Change in unrealized appreciation/depreciation	(28,597)		(51,275)		(1,009,069)			(736,158)
Purchases	104,722		38,000,369		664,002			38,986,031
Sales/Paydowns	– 0	–	(13,874,333)		(46,394)			(4,230,138)
Transfers into Level 3	– 0	–	– 0	–	– 0	–		8,355,042
Transfers out of Level 3	– 0	–	(184,249,903)		– 0	–		– 0	–

Balance as of 6/30/16	$76,125		$43,288,854		$996,864			$87,871,232

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(28,597)		$180,355		$(1,009,069)			$(773,241)

	Whole Loan Trusts		Asset-Backed Securities		Common Stocks		Bank Loans
Balance as of 9/30/15	$32,794,033		$6,720,124		$20,243,118			$10,515,737
Accrued discounts/(premiums)	22,938		4,776		– 0	–		– 0	–
Realized gain (loss)	(753,642)		2,786		(14,620)			(39,843)
Change in unrealized appreciation/depreciation	(1,764,538)		161,218		(1,185,718)			17,433
Purchases	19,246,341		10,959,957		– 0	–		– 0	–
Sales/Paydowns	(9,557,670)		(187,500)		(3,131,380)			(5,656,531)
Transfers into Level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–		(4,836,796)

Balance as of 6/30/16	$39,987,462		$17,661,361		$15,911,400		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(1,762,694)		$161,218		$(1,185,718)		$	– 0	–

	Investment Companies			Warrants#			Total
Balance as of 9/30/15		$4,631,269		$	– 0	–	$324,718,632
Accrued discounts/(premiums)		– 0	–		– 0	–	856,527
Realized gain (loss)		(561,317)			– 0	–	(1,661,024)
Change in unrealized appreciation/depreciation		463,621			– 0	–	(4,133,083)
Purchases		– 0	–		– 0	–	107,961,422
Sales/Paydowns		(2,964,968)			– 0	–	(39,648,914)
Transfers into Level 3		– 0	–		– 0	–	8,355,042
Transfers out of Level 3		(1,568,605)			– 0	–	(190,655,304)+

Balance as of 6/30/16	$	– 0	–	$	– 0	–	$205,793,298

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$	– 0	–	$	– 0	–	(4,417,746)

#	The fund held securities with zero market value during the reporting period.
+	An amount of $185,818,508 was transferred out of Level 3 into Level 2 due to an increase in observability of inputs during the reporting period. There were de minimis transfers from Level 2 to Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2016. Securities priced at net asset value, or by third party vendors, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Whole Loan Trusts	$9,695,276	Projected Cashflow	Level Yield	12.56%/N/A
	$5,888,791	Market Approach	Underlying NAV of the Collateral	$106.45/N/A
	$4,996,018	Recovery Analysis	Cumulative Loss	<17%/N/A
	$4,567,197	Recovery Analysis	Delinquency Rate	<4%/N/A
	$2,850,111	Discounted Cash Flow	Level Yield	92.13%/N/A
	$2,295,241	Projected Cash Flow	Level Yield	13.45%/N/A
	$1,874,538	Recovery Analysis	Cumulative Loss	<20%/N/A
	$1,716,501	Projected Cash Flow	Level Yield	13.45%/N/A
	$1,583,737	Discounted Cash Flow	Level Yield	96.48%/N/A
	$1,435,939	Recovery Analysis	Delinquency Rate	<5%/N/A
			Collateralization	1.1X/N/A
	$1,371,377	Recovery Analysis	Delinquency Rate	<4%/N/A
	$838,061	Recovery Analysis	Appraisal Value	$4,900,000/N/A
	$469,715	Recovery Analysis	Appraisal Value	$3,200,000/N/A
	$404,960	Recovery Analysis	Appraisal Value	$3,376,000/N/A
Common Stocks	$450,222	Market Approach	EBITDA* Projection	$94mm/N/A
			EBITDA* Multiples	8.5X/N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the three months ended June 30, 2016 is as follows:

Market Value September 30, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)	Dividend Income (000)
$434,920	$1,608,153	$1,729,679	$313,394	$284

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AB Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 24, 2016